Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 17.9%
	Shares	Value ($)
International 5.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,687,030	25,474,160
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	335,851	4,403,010
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	302,323	4,280,886
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	445,743	4,421,767
Total		38,579,823
U.S. Large Cap 10.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	197,687	7,425,140
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	228,454	18,061,591
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	196,387	6,810,714
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,197,773	19,739,299
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	199,726	6,906,513
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	59,731	3,291,786
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	95,093	3,318,758
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	50,086	3,219,504
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	105,311	3,319,404
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	143,235	4,670,878
Total		76,763,587
U.S. Mid Cap 0.4%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	26,848	1,348,842
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	42,478	1,381,384
Total		2,730,226
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 2.5%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	69,480	1,393,774
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	59,392	1,559,034
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	212,315	8,203,876
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	235,436	8,365,030
Total		19,521,714
Total Equity Funds (Cost $86,892,047)		137,595,350

Exchange-Traded Equity Funds 3.4%

International Mid Large Cap 1.5%
iShares MSCI EAFE ETF	152,532	11,899,021
U.S. Large Cap 1.9%
SPDR S&P 500 ETF Trust	33,425	14,344,005
Total Exchange-Traded Equity Funds (Cost $15,621,398)		26,243,026

Exchange-Traded Fixed Income Funds 5.6%

Investment Grade 5.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	266,500	35,452,495
Vanguard Intermediate-Term Corporate Bond ETF	80,000	7,552,800
Total		43,005,295
Total Exchange-Traded Fixed Income Funds (Cost $41,576,081)		43,005,295

Fixed Income Funds 54.9%

Investment Grade 54.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,062,614	73,098,060
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,843,763	28,181,690
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,031,145	44,302,284
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,688,294	28,200,209
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,754,328	75,918,643
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	6,804,907	73,152,745
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,138,263	11,280,186
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	7,827,391	87,197,134
Total		421,330,951
Total Fixed Income Funds (Cost $413,522,921)		421,330,951

Residential Mortgage-Backed Securities - Agency 17.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2036	2.500%	33,300,000	34,684,031
10/19/2036- 10/14/2051	3.000%	61,539,000	64,521,186
10/14/2051	3.500%	33,002,000	34,917,018
Total Residential Mortgage-Backed Securities - Agency (Cost $134,371,618)			134,122,235
Options Purchased Puts 0.6%
Value ($)
(Cost $4,587,633)	4,590,680

Money Market Funds 17.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(a),(d)	133,223,989	133,210,666
Total Money Market Funds (Cost $133,204,688)		133,210,666
Total Investments in Securities (Cost: $829,776,386)		900,098,203
Other Assets & Liabilities, Net		(132,532,971)
Net Assets		767,565,232

At September 30, 2021, securities and/or cash totaling $2,475,398 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
British Pound	29	12/2021	USD	2,442,344	—	(56,956)
Canadian Dollar	5	12/2021	USD	394,950	—	(494)
Japanese Yen	12	12/2021	USD	1,347,150	—	(13,949)
New Zealand Dollar	6	12/2021	USD	414,270	—	(11,302)
OMXS30 Index	7	10/2021	SEK	1,577,275	—	(6,172)
S&P 500 Index E-mini	152	12/2021	USD	32,662,900	—	(1,613,303)
U.S. Long Bond	64	12/2021	USD	10,190,000	—	(199,812)
U.S. Treasury 10-Year Note	156	12/2021	USD	20,531,063	—	(208,087)
U.S. Treasury 2-Year Note	3	12/2021	USD	660,164	159	—
U.S. Treasury 2-Year Note	29	12/2021	USD	6,381,586	—	(3,456)
U.S. Treasury 5-Year Note	20	12/2021	USD	2,454,844	589	—
U.S. Treasury 5-Year Note	202	12/2021	USD	24,793,922	—	(136,151)
Total					748	(2,249,682)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	(4)	12/2021	USD	(289,360)	5,751	—
Euro FX	(9)	12/2021	USD	(1,305,000)	26,472	—
EURO STOXX 50 Index	(6)	12/2021	EUR	(242,880)	7,787	—
FTSE 100 Index	(2)	12/2021	GBP	(141,470)	—	(2,833)
Hang Seng Index	(2)	10/2021	HKD	(2,452,400)	—	(5,604)
MSCI Singapore Index	(6)	10/2021	SGD	(212,100)	2,664	—
Russell 2000 Index E-mini	(65)	12/2021	USD	(7,152,600)	144,464	—
S&P/TSX 60 Index	(5)	12/2021	CAD	(1,196,100)	29,609	—
2	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2021 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	(1)	12/2021	AUD	(182,325)	1,332	—
Swiss Franc	(10)	12/2021	USD	(1,342,750)	20,088	—
Total					238,167	(8,437)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	54,275,004	126	3,500.00	12/16/2022	1,995,595	2,284,380
S&P 500 Index	JPMorgan	USD	37,475,598	87	3,300.00	12/16/2022	1,553,121	1,241,055
S&P 500 Index	JPMorgan	USD	12,491,866	29	3,600.00	12/16/2022	464,611	589,715
S&P 500 Index	JPMorgan	USD	12,061,112	28	3,400.00	12/16/2022	533,026	450,100
S&P 500 Index	JPMorgan	USD	861,508	2	3,200.00	12/16/2022	41,280	25,430
Total							4,587,633	4,590,680
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	152,123,258	60,505,109	(79,421,089)	3,388	133,210,666	—	(3,388)	73,944	133,223,989
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	8,704,041	267,343	(1,868,932)	322,688	7,425,140	—	877,951	—	197,687
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	23,814,027	2,448,057	(8,461,934)	261,441	18,061,591	—	3,457,725	—	228,454
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	5,112,825	—	(3,477,675)	(1,635,150)	—	—	1,752,870	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	101,119,718	8,087,215	(27,445,401)	(8,663,472)	73,098,060	5,295,171	1,026,813	2,441,959	7,062,614
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	7,455,182	886,038	(1,829,612)	299,106	6,810,714	—	984,805	—	196,387
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	30,556,430	3,564,440	(5,514,068)	(425,112)	28,181,690	—	(17,812)	460,348	2,843,763
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	51,785,189	5,559,184	(7,912,488)	(5,129,601)	44,302,284	2,123,839	(538,687)	920,886	4,031,145
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	2,027,940	73,801	(484,305)	(268,594)	1,348,842	—	474,846	—	26,848
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	12,308,304	14,719,573	(2,773,823)	1,220,106	25,474,160	528,328	61,133	328,172	1,687,030
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	7,422,195	16,497,030	(6,694,635)	2,514,709	19,739,299	—	456,663	—	1,197,773
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	5,147,125	3,730,296	(2,892,945)	922,037	6,906,513	—	145,085	—	199,726
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	2,025,833	84,471	(624,012)	(104,908)	1,381,384	—	393,481	—	42,478
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	3,037,319	178,867	(1,730,253)	(92,159)	1,393,774	—	668,239	9,625	69,480
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,079,991	378,632	(979,152)	(920,437)	1,559,034	257,647	948,349	—	59,392
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	29,791,512	4,973,857	(5,709,677)	(855,483)	28,200,209	452,958	(8,288)	583,711	2,688,294
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	74,165,141	8,470,137	(3,644,928)	(3,071,707)	75,918,643	1,613,325	(38,677)	1,765,673	6,754,328
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	5,781,275	152,050	(4,392,920)	(1,540,405)	—	76,935	1,623,323	32,414	—
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	5,929,854	158,275	(1,674,716)	(1,121,627)	3,291,786	—	1,509,553	—	59,731
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	4,545,296	—	(1,792,511)	(2,752,785)	—	—	2,885,199	—	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	4,050,596	112,924	(1,017,738)	172,976	3,318,758	—	393,867	—	95,093
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	6,035,707	462,615	(1,477,961)	(1,800,857)	3,219,504	—	1,872,250	—	50,086
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	4,032,798	183,242	(1,075,458)	178,822	3,319,404	—	452,280	—	105,311
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	100,055,333	4,463,986	(26,274,165)	(5,092,409)	73,152,745	3,228,345	(298,718)	1,022,561	6,804,907
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	2,571,448	—	(1,546,592)	(1,024,856)	—	—	1,229,930	—	—
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	12,238,978	1,592,093	(2,149,775)	(401,110)	11,280,186	204,789	(58,044)	180,670	1,138,263
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	2,607,068	—	(1,215,741)	(1,391,327)	—	—	1,472,242	—	—
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	106,233,472	7,370,602	(22,037,302)	(4,369,638)	87,197,134	2,240,676	(395,158)	1,257,154	7,827,391
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	7,934,048	121,171	(2,526,225)	(858,116)	4,670,878	—	1,782,115	—	143,235
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	10,772,809	1,099,327	(6,336,874)	(1,132,252)	4,403,010	—	1,715,828	100,276	335,851
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	4,097,925	1,163,607	(1,068,233)	87,587	4,280,886	205,858	15,616	3,273	302,323
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	4,795,747	1,137,474	(1,646,270)	134,816	4,421,767	—	131,334	92,123	445,743
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	7,032,777	3,540,719	(3,072,639)	703,019	8,203,876	—	(34,378)	—	212,315
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	5,668,946	3,895,072	(2,277,186)	1,078,198	8,365,030	—	169,045	—	235,436
Total	814,060,107			(34,753,112)	692,136,967	16,227,871	25,107,392	9,272,789

4	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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